UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	April 22, 2002

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		107
Form 13F Information Table Value Total:		$166,845

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company (fmly. Minnesota Mi COM              604059105     1576    13700 SH       SOLE                    13700
AT & T Corp.                   COM              001957109      379    24146 SH       SOLE                    24146
AT&T Wireless Services, Inc.   COM              00209a106      721    80597 SH       SOLE                    80523                74
Abbott Laboratories            COM              002824100     3030    57597 SH       SOLE                    57597
Aberdeen Asia-Pacific Income F COM              318653102      370    87632 SH       SOLE                    85632              2000
Aberdeen Australia Equity Fund COM              318652104      116    19325 SH       SOLE                    19325
Accrue Software, Inc.          COM              00437W102       36    74000 SH       SOLE                    74000
Adaptec                        COM              00651F108      749    56000 SH       SOLE                    54500              1500
Advanced Micro Devices         COM              007903107      585    39760 SH       SOLE                    38760              1000
Agilent Technologies Inc.      COM              00846U101      933    26700 SH       SOLE                    26700
American Express               COM              025816109     2436    59480 SH       SOLE                    58480              1000
Applied Materials              COM              038222105      270     4977 SH       SOLE                     4577               400
Applied Signal Technology      COM              038237103      443    48200 SH       SOLE                    47200              1000
Armor Holdings, Inc.           COM              042260109      303    11191 SH       SOLE                    11191
AvalonBay Communities (formerl COM              072012107      508    10200 SH       SOLE                    10200
Avista (formerly Washington Wa COM              940688104      307    19800 SH       SOLE                    19700               100
BP p.l.c. ADR                  COM              055622104     1549    29167 SH       SOLE                    29167
BRE Properties                 COM              05564E106     2050    63056 SH       SOLE                    62056              1000
BancOne                        COM              06423A103     2259    54060 SH       SOLE                    54060
BellSouth Corp.                COM              079860102      649    17609 SH       SOLE                    17609
Boeing Co.                     COM              097023105     1389    28787 SH       SOLE                    28787
Boston Scientific              COM              101137107      522    20800 SH       SOLE                    20400               400
Brascan Corp.   (formerly Edpe COM              280905803     1799    82500 SH       SOLE                    80950              1550
CSX Corp.                      COM              126408103      438    11500 SH       SOLE                    11500
ChevronTexaco Corporation      COM              166764100     6307    69863 SH       SOLE                    69632               231
Chubb Corporation              COM              171232101     2200    30100 SH       SOLE                    29800               300
Con Agra Inc.                  COM              205887102      612    25250 SH       SOLE                    25250
Consolidated Edison, Inc.      COM              209115104      247     5900 SH       SOLE                     5900
Corning Inc.                   COM              219350105      828   108700 SH       SOLE                   106700              2000
Crescent Real Estate           COM              225756105     1077    55500 SH       SOLE                    54800               700
Disney (Walt) Holding Co.      COM              254687106     1432    62042 SH       SOLE                    61542               500
Donnelley (RR) & Sons          COM              257867101     1633    52500 SH       SOLE                    51500              1000
Du Pont                        COM              263534109     2965    62880 SH       SOLE                    62880
Duff & Phelps                  COM              264324104     2035   180450 SH       SOLE                   180450
Duke-Weeks Realty Corp.        COM              264411505      809    31100 SH       SOLE                    30100              1000
EMC Corp.                      COM              268648102      877    73600 SH       SOLE                    72100              1500
Edison International (formerly COM              281020107      240    14310 SH       SOLE                    14310
Emerson Electric               COM              291011104     3595    62650 SH       SOLE                    62350               300
Equity Residential Properties  COM              29476l107     1243    43266 SH       SOLE                    42630               636
ExxonMobil                     COM              30231g102     1907    43518 SH       SOLE                    43518
Fleet Boston Financial Corp.   COM              339030108      217     6198 SH       SOLE                     6198
Flextronics, Inc.              COM              Y2573F102      227    12450 SH       SOLE                    12450
Gap Inc.                       COM              364760108      409    27200 SH       SOLE                    27200
General Electric               COM              369604103      654    17471 SH       SOLE                    17471
Gillette Co.                   COM              375766102     2874    84490 SH       SOLE                    83790               700
Heinz (H.J.)                   COM              423074103     2016    48575 SH       SOLE                    48275               300
IShares MSCI Japan Index       COM              464286848      545    67000 SH       SOLE                    67000
Illinois Tool Works            COM              452308109     1635    22600 SH       SOLE                    22600
Imperial Chemical Industries P COM              452704505     1285    67600 SH       SOLE                    67600
Innkeepers USA Trust           COM              4576J0104     1105    97400 SH       SOLE                    96400              1000
Int'l. Flavor & Fragrances     COM              459506101     1187    33950 SH       SOLE                    33950
Intel Corp.                    COM              458140100     4377   143933 SH       SOLE                   143133               800
International Business Machine COM              459200101     3872    37227 SH       SOLE                    37227
Johnson & Johnson              COM              478160104     3955    60900 SH       SOLE                    60900
KLA Tencor Corp.               COM              482480100     1074    16150 SH       SOLE                    16150
Kimberly-Clark                 COM              494368103     2140    33100 SH       SOLE                    33100
Koninklijke Royal Ahold ADR    COM              500467303     2797   106900 SH       SOLE                   105900              1000
Kushner Locke Company          COM              501337406        0    10000 SH       SOLE                    10000
Lehman Brothers Holdings Inc.  COM              524908100     4473    69200 SH       SOLE                    68900               300
Liberty Media Corporation Clas COM              530718105     1226    97000 SH       SOLE                    96000              1000
Lilly, Eli                     COM              532457108     1725    22640 SH       SOLE                    22640
Liquid Audio, Inc.             COM              53631T102      234   102200 SH       SOLE                   102200
Lucent Technologies            COM              549463107      125    26440 SH       SOLE                    26440
Merck & Co.                    COM              589331107     1877    32600 SH       SOLE                    32600
Microsoft                      COM              594918104     4319    71620 SH       SOLE                    71220               400
Motorola Inc.                  COM              620076109      657    46300 SH       SOLE                    46300
New Plan Excel Realty Trust    COM              648053106     1852    92350 SH       SOLE                    91850               500
Newmont Mining                 COM              651639106     3479   125651 SH       SOLE                   124151              1500
Norfolk Southern               COM              655844108      239    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106      225    50157 SH       SOLE                    50157
Oracle Corp.                   COM              68389X105     3908   305345 SH       SOLE                   304345              1000
PACCAR Inc.                    COM              693718108     2357    32200 SH       SOLE                    31800               400
PG&E Corporation               COM              69331C108     1065    45192 SH       SOLE                    45192
Pepsico Inc.                   COM              713448108     2933    56956 SH       SOLE                    56656               300
Pfizer Inc.                    COM              717081103     2301    57908 SH       SOLE                    57908
Pharmacia Corporation (formerl COM              611662107      392     8700 SH       SOLE                     8700
Philip Morris Cos.             COM              718154107      293     5569 SH       SOLE                     5569
Plum Creek Timber Company, Inc COM              729251108      654    22000 SH       SOLE                    21500               500
Procter & Gamble               COM              742718109    21292   236346 SH       SOLE                   235946               400
Royal Caribbean Cruises        COM              V7780T103      291    12900 SH       SOLE                    12900
Royal Dutch Petroleum          COM              780257804      285     5250 SH       SOLE                     5250
SBC Communications             COM              78387G103     4202   112241 SH       SOLE                   111511               730
Safeguard Scientifics          COM              786449108      648   215200 SH       SOLE                   215000               200
Safeway Inc.                   COM              786514208      720    16000 SH       SOLE                    16000
Sara Lee                       COM              803111103     1809    87157 SH       SOLE                    86657               500
Schering Plough                COM              806605101     1865    59600 SH       SOLE                    59100               500
Scottish Power PLC ADS (frmly  COM              81013t705      222    10843 SH       SOLE                    10843
Silicon Valley Bancshares      COM              827064106      302    10000 SH       SOLE                    10000
Starbucks Corp.                COM              855244109      867    37500 SH       SOLE                    37500
Sun Microsystems Inc.          COM              866810104      606    68750 SH       SOLE                    68750
TRW Inc.                       COM              872649108     1288    25032 SH       SOLE                    25032
Trizec Hahn Corp. (formerly Ho COM              896938107      212    13400 SH       SOLE                    13400
Union Pacific Corp.            COM              907818108      404     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      279    17600 SH       SOLE                    17600
United Parcel Service          COM              911312106      327     5375 SH       SOLE                     5375
United Technologies            COM              913017109     2311    31150 SH       SOLE                    31150
Verisign                       COM              92343E102      442    16352 SH       SOLE                    16352
Verizon Corporation            COM              92343V104     2065    45232 SH       SOLE                    45080               152
Visteon Corporation            COM              92839U107      576    34786 SH       SOLE                    34586               200
Wachovia Corporation New       COM              929903102      705    19000 SH       SOLE                    19000
Washington REIT SBI            COM              939653101      230     8000 SH       SOLE                     8000
Wells Fargo Co. (New)          COM              949746101     3082    62397 SH       SOLE                    61997               400
WorldCom Group                 COM              55268b106      421    62397 SH       SOLE                    61397              1000
Wyeth (Formerly American Home  COM              026609107     4238    64557 SH       SOLE                    64057               500
BankAmerica Capital IV Pfd. Y  PFD              066044207      217     8800 SH       SOLE                     8800
Chase Capital IV 7.34% Series  PFD              16147N208      353    14300 SH       SOLE                    14300
Royal Bank Scotland Pfd. B     PFD              780097309      452    16950 SH       SOLE                    16950
